This is filed pursuant to Rule 497(e).
     File Nos.: 2-61564 and 811-02835


                               Robertson Stephens
                               ------------------
                               Investment Bankers

                   ------------------------------------------

                             Alliance Money Reserves

                             Alliance Government Reserves

                             Alliance Municipal Trust

                               -  General Portfolio

                               -  California Portfolio

                               -  Florida Portfolio

                               -  Massachusetts Portfolio

                               -  New York Portfolio

                               -  Virginia Portfolio

                             PROSPECTUS
                             NOVEMBER 1, 2000

                   ------------------------------------------

                                [COVER GRAPHIC]

                                                              Robertson Stephens
                                                           555 California Street
                                                                      Suite 2600
                                                         San Francisco, CA 94104
                                                                    www.rsco.com

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

      The following is a summary of certain key information about the Portfolios. You will find additional information about the Portfolios, including a detailed description of the risks of an investment in the Portfolios, after this summary.

      Objectives: The investment objectives of each of the Portfolios are--in the following order of priority--safety of principal, liquidity, and maximum current income (exempt from income taxation to the extent described in this Prospectus in the case of each Portfolio of Alliance Municipal Trust) to the extent consistent with the first two objectives.

      Each state-specific Portfolio of Alliance Municipal Trust pursues its objectives by investing primarily in municipal securities issued by the particular state.

      Principal Investment Strategy: The Portfolios are "money market funds" that seek to maintain a stable net asset value of $1.00 per share. Alliance Money Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. dollar-denominated money market securities. Alliance Government Reserves pursues its objectives by investing in a portfolio of high-quality, U.S. Government (including its agencies and instrumentalities) and other U.S. dollar-denominated money market securities. Each Portfolio of Alliance Municipal Trust pursues its objectives by investing in a portfolio of high-quality municipal securities. The General Portfolio is diversified; the remaining Portfolios of Alliance Municipal Trust are non-diversified and only offered to residents of the named states.

      The Portfolios invest primarily in the following money market securities:

      o Alliance Money Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, obligations of certain banks and savings and loan associations, high-quality securities of corporate issuers, adjustable rate obligations, asset-backed securities and repurchase agreements.

      o Alliance Government Reserves. Obligations of the U.S. Government, its agencies or instrumentalities, adjustable rate obligations and repurchase agreements.

      o Alliance Municipal Trust. High-quality municipal securities including, with respect to the state Portfolios, those issued by the named states or their political subdivisions.

      Principal Risks: The principal risks of investing in each Portfolio are:

      o Interest Rate Risk. This is the risk that changes in interest rates will adversely affect the yield or value of a Portfolio's investments in debt securities.

      o Credit Risk. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of a Portfolio's investments will have its credit ratings downgraded.

      In addition, the principal risks of investing in each Portfolio of Alliance Municipal Trust are:

      o Municipal Market Risk. This is the risk that special factors, such as political or legislative changes and local and business developments, may adversely affect the yield or value of a Portfolio's investment. Because the Portfolios, except for the General Portfolio, invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences.

      o Diversification Risk. The Portfolios that invest in particular states may invest more of their assets in a relatively small number of issuers with greater concentration of risk. Factors affecting these issuers can have a more significant effect on these Portfolios.

      Another important thing for you to note:

      An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

PERFORMANCE AND BAR CHART INFORMATION

      For each Portfolio, the performance table shows the Portfolio's average annual total returns and the bar chart shows the Portfolio's annual total returns. The table and the bar chart provide an indication of the historical risk of an investment in each Portfolio by showing:

      o the Portfolio's average annual total returns for 1, 5, and 10 years (or over the life of the Portfolio if less than 10 years old); and

      o changes in the Portfolio's performance from year to year over 10 years (or over the life of the Portfolio if less than 10 years old).

      A Portfolio's past performance does not necessarily indicate how it will perform in the future.

      You may obtain current seven-day yield information for any Portfolio by calling (800) 221-9513 or your Account Manager.


ALLIANCE MONEY RESERVES (AMR)

                                PERFORMANCE TABLE

                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         4.39%       4.72%      4.62%
--------------------------------------------------------------------------------

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

7.97%   5.66%   3.32%    2.46%   3.26%   5.14%  4.59%   4.77%   4.71%   4.39%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Fund was 4.12%. During the period shown in the bar chart, the highest return for a quarter was 1.91% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.59% (quarter ending September 30, 1993).

ALLIANCE GOVERNMENT RESERVES (AGR)

                                PERFORMANCE TABLE

                         1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
                         4.26%       4.61%      4.47%
--------------------------------------------------------------------------------

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

7.50%   5.39%   3.21%    2.36%   3.27%   5.02%  4.48%   4.67%   4.60%   4.26%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 4.01%. During the period shown in the bar chart, the highest return for a quarter was 1.85% (quarter ending June 30, 1990) and the lowest return for a quarter was 0.57% (quarter ending September 30, 1993).

ALLIANCE MUNICIPAL TRUST

General Portfolio (AMT-GEN)

                                PERFORMANCE TABLE

                         1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                         2.44%       2.77%      2.98%
--------------------------------------------------------------------------------

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

5.32%   4.01%   2.66%    1.83%   2.17%   3.11%  2.76%   2.90%   2.67%   2.44%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 2.41%. During the period shown in the bar chart, the highest return for a quarter was 1.34% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.40% (quarter ending March 31, 1994).

New York Portfolio (AMT-NY)

                                PERFORMANCE TABLE

                         1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                         2.27%       2.68%      2.90%
--------------------------------------------------------------------------------

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

5.32%   3.79%   2.62%    1.74%   2.15%   3.10%  2.70%   2.86%   2.48%   2.27%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 2.25%. During the period shown in the bar chart, the highest return for a quarter was 1.34% (quarter ending March 31, 1990) and the lowest return for a quarter was 0.41% (quarter ending March 31, 1994).

California Portfolio (AMT-CA)

                                PERFORMANCE TABLE

                         1 Year      5 Year     10 Year
--------------------------------------------------------------------------------
                         2.16%       2.65%      2.85%
--------------------------------------------------------------------------------

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

4.91%   3.79%   2.54%    1.84%   2.15%   3.06%  2.75%   2.80%   2.48%   2.16%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 1.97%. During the period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ending June 30, 1990) and the lowest return for a quarter was 0.42% (quarter ending March 31, 1994).

Virginia Portfolio (AMT-VA)

                                PERFORMANCE TABLE

                                                Since
                         1 Year      5 Year     Inception*
--------------------------------------------------------------------------------
                         2.41%       2.82%      2.84%
--------------------------------------------------------------------------------

*  Inception date: 10/25/94.

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

 n/a     n/a     n/a      n/a     n/a    3.35%  2.77%   2.98%   2.60%   2.41%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 2.37%. During the period shown in the bar chart, the highest return for a quarter was 0.92% (quarter ending June 30, 1995) and the lowest return for a quarter was 0.49% (quarter ending March 31, 1999).

Florida Portfolio (AMT-FL)

                                PERFORMANCE TABLE

                                                Since
                                     1 Year     Inception*
--------------------------------------------------------------------------------
                                     2.23%      2.80%
--------------------------------------------------------------------------------

*  Inception date: 7/28/95.

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

 n/a     n/a     n/a      n/a     n/a     n/a   2.98%   3.05%   2.62%   2.23%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 2.39%. During the period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ending June 30, 1997) and the lowest return for a quarter was 0.52% (quarter ending March 31, 1999).

Massachusetts Portfolio (AMT-MA)

                                PERFORMANCE TABLE

                                                Since
                                     1 Year     Inception*
--------------------------------------------------------------------------------
                                     2.34%      2.63%
--------------------------------------------------------------------------------

*  Inception date: 4/17/97.

                                    BAR CHART

    [The following information was represented by a bar chart in the printed materials.]

 n/a     n/a     n/a      n/a     n/a     n/a    n/a     n/a    2.53%   2.34%
 90      91      92       93      94      95     96      97      98      99
                                                            Calendar Year End

      Through 9/30/00, the year to date unannualized return for the Portfolio was 2.26%. During the period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ending June 30, 1998) and the lowest return for a quarter was 0.50% (quarter ending March 31, 1999).

--------------------------------------------------------------------------------
                       FEES AND EXPENSES OF THE PORTFOLIOS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Transaction Expenses (fees paid directly from your investment)--None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                              AMR       AGR     AMT-GEN    AMT-NY    AMT-CA    AMT-VA    AMT-FL    AMT-MA
                                            -------   -------   -------   -------   -------   -------   -------   -------
Management Fees .........................     .50%      .46%      .50%      .50%      .50%      .50%      .50%      .50%
Distribution (12b-1) Fees ...............     .25%      .25%      .25%      .25%      .25%      .25%      .25%      .25%
Other Expenses* .........................     .26%      .32%      .25%      .27%      .22%      .32%      .33%      .43%
Total Portfolio Operating Expenses* .....    1.01%     1.03%     1.00%     1.02%      .97%     1.07%     1.08%     1.18%
  Waiver and/or Expense Reimbursement* ..    (.01)%    (.03)%    (.00)%    (.02)%    (.00)%    (.07)%    (.08)%    (.18)%
Net Expenses ............................    1.00%     1.00%     1.00%     1.00%      .97%     1.00%     1.00%     1.00%

EXAMPLES*

      The examples are to help you compare the cost of investing in a Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, the Portfolio's operating expenses stay the same, and all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                              AMR       AGR     AMT-GEN    AMT-NY    AMT-CA    AMT-VA    AMT-FL    AMT-MA
                                            -------   -------   -------   -------   -------   -------   -------   -------
1 Year ..................................    $  102    $  102    $  102    $  102    $   99    $  102    $  102    $  102
3 Years .................................    $  318    $  318    $  318    $  318    $  309    $  318    $  318    $  318
5 years .................................    $  552    $  552    $  552    $  552    $  536    $  552    $  552    $  552
10 Years ................................    $1,225    $1,225    $1,225    $1,225    $1,190    $1,225    $1,225    $1,225

----------
* Reflects Alliance's contractual waiver (which continues from year to year unless changed by vote of a Portfolio's shareholders) of a portion of its advisory fee and/or reimbursement of a portion of a Portfolio's operating expenses so that the Portfolio's expense ratio does not exceed 1.00%.

--------------------------------------------------------------------------------
    OTHER INFORMATION ABOUT THE PORTFOLIOS' OBJECTIVES, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

      This section of the Prospectus provides a more complete description of the investment objectives, principal strategies and risks of the Portfolios.

      Please note:

      o Additional descriptions of each Portfolio's strategies and investments, as well as other strategies and investments not described below, may be found in each Portfolio's Statement of Additional Information or SAI.

      o There can be no assurance that any Portfolio will achieve its investment objectives.

      o Except as noted, the Portfolios' investment objectives and strategies are not fundamental and thus can be changed without a shareholder vote.

Investment Objectives and Strategies

      The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income (exempt from income taxation to the extent described in this Prospectus with respect to each Portfolio of Alliance Municipal Trust).

      As money market funds, the Portfolios must meet the requirements of Securities and Exchange Commission Rule 2a-7. The Rule imposes strict requirements on the investment quality, maturity and diversification of each Portfolio's investments. Under that Rule, each Portfolio's investments must each have a remaining maturity of no more than 397 days, which is a fundamental policy for Alliance Money Reserves, Alliance Government Reserves, and Alliance Municipal Trust, except for the Florida and Massachusetts Portfolios. In addition, each Portfolio must maintain an average weighted maturity that does not exceed 90 days.

Alliance Money Reserves

      As a fundamental policy, AMR pursues its objectives by maintaining a portfolio of high quality money market securities. AMR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities;

      o certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loans associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million;

      o high-quality commercial paper (or, if not rated, determined by Alliance to be of comparable quality) issued by U.S. or foreign companies and participation interests in loans made to companies that issue such commercial paper;

      o adjustable rate obligations;

      o asset-backed securities;

      o restricted securities (i.e., securities subject to legal or contractual restrictions on resale); and

      o repurchase agreements that are fully collateralized.

      As a matter of fundamental policy, AMR does not invest more than 25% of its assets in securities of issuers whose principal business activities are in the same industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or to bank obligations, including certificates of deposit, bankers' acceptances, and interest bearing savings deposits, issued by U.S. banks (including their foreign branches) and U.S. branches of foreign banks subject to the same regulation as U.S. banks. For the purposes of this investment policy, neither all financial companies as a group nor all utility companies as a group are considered a single industry.

Alliance Government Reserves

      As a matter of fundamental policy, AGR may not purchase securities other than marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto. AGR's investments may include:

      o marketable obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, and bonds;

      o adjustable rate obligations; and

      o repurchase agreements that are fully collateralized.

      AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

Alliance Municipal Trust

      Each Portfolio pursues its objectives by investing in high-quality municipal securities and normally will invest at least 80% of its total assets, as a matter of fundamental policy, in these securities. Although the Portfolios may invest up to 20% of their total assets in taxable money market securities, substantially all of each Portfolio's income normally will be tax-exempt. Each Portfolio investing in a particular state may purchase municipal securities issued by other states if Alliance believes that suitable municipal securities of that state are not available for investment. To the extent of its investments in other states' municipal securities, a Portfolio's income will be exempt only from Federal income tax, not state personal income or other state tax.

      Each Portfolio may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT").

      General Portfolio. AMT-GEN seeks maximum current income exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. The Portfolio's income may be subject to state or local income taxes.

      New York Portfolio. AMT-NY seeks maximum current income exempt from Federal, New York state, and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of New York or its political subdivisions.

      California Portfolio. AMT-CA seeks maximum current income exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the State of California or its political subdivisions.

      Virginia Portfolio. AMT-VA seeks maximum current income exempt from Federal and Commonwealth of Virginia personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

      Florida Portfolio. AMT-FL seeks maximum current income exempt from Federal and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

      Massachusetts Portfolio. AMT-MA seeks maximum current income exempt from Federal and Commonwealth of Massachusetts personal income taxes by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. AMT-MA also may invest in restricted securities (i.e., securities subject to legal or contractual restrictions on resale).

      Municipal Securities. The Portfolios' investments in municipal securities may include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

      Each Portfolio may invest in adjustable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. These adjustments tend to minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Adjustable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion.

      Each Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but each Portfolio does not expect its investment in stand-by commitments to comprise a significant portion of its investments. Each Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities.

      Taxable Money Market Securities. The Portfolios' investments of up to 20% of its total assets in taxable money market securities may include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

      Temporary Defensive Position. For temporary defensive purposes when financial, economic, or market conditions warrant, each Portfolio may invest any amount of its assets in taxable money market securities. When the Portfolios are investing for temporary defensive purposes, they may not achieve their investment objectives.

Risk Considerations

      The Portfolios' principal risks are interest rate risk, credit risk and, with respect to each Portfolio of Alliance Municipal Trust, municipal market risk. Because the Portfolios invest in short-term securities, a decline in interest rates will affect the Portfolios' yields as these securities mature or are sold and the Portfolios purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Portfolios invest in securities with short maturities and seek to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

      Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolios invest in highly-rated securities to minimize credit risk.

      With respect to each Portfolio of Alliance Municipal Trust, the quality and liquidity of a Portfolio's investments in municipal securities are supported by credit and liquidity enhancements, such as letters of credit, from third-party financial institutions. Alliance continuously monitors the credit quality of third parties; however, changes in the credit quality of one of these financial institutions could cause a Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

      Each Portfolio of Alliance Municipal Trust is subject to municipal market risk. Municipal market risk is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of a Portfolio's investments. These factors include political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. Because the Portfolios, except for the General Portfolio, may invest a large portion of their assets in a particular state's municipal securities, they are more vulnerable to events adversely affecting that state, including economic, political or regulatory occurrences. A Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

      The Portfolios' (except for AGR) investments in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign entities are subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation, or confiscatory taxation, political changes, or diplomatic developments that could adversely affect a Portfolio's investments.

      The Portfolios may invest up to 10% of their net assets in illiquid securities including (with respect to AMR, AGR, ATR and AMT-MA) illiquid restricted securities. Investments in illiquid securities may be subject to liquidity risk, which is the risk that, under certain circumstances, particular investments may be difficult to sell at an advantageous price. Illiquid restricted securities also are subject to the risk that the Portfolio may be unable to sell the security due to legal or contractual restrictions on resale.

      The Portfolios also are subject to management risk because they are actively managed portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the intended result.

--------------------------------------------------------------------------------
                          MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

      The Portfolios' investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2000 totaling more than $388 billion (of which more than $185 billion represented assets of investment companies). As of June 30, 2000, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 29 of the nation's FORTUNE 100 companies), for public employee retirement funds in 33 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 52 registered investment companies managed by Alliance, comprising 122 separate investment portfolios, currently have more than 6.1 million shareholder accounts.

      Under its Advisory Agreement with the Portfolios, Alliance provides investment advisory services and order placement facilities for the Portfolios. For these advisory services, each of the following Portfolios paid Alliance, for the fiscal year ended June 30, 2000, as a percentage of average daily net assets:

Fee as a percentage of
Portfolio                                        average daily net assets*
--------------------------------------------------------------------------------
Alliance Money Reserves                                   .49%
Alliance Government Reserves                              .43%
Alliance Municipal Trust
  General Portfolio                                       .50%
  New York Portfolio                                      .48%
  California Portfolio                                    .50%
  Virginia Portfolio                                      .43%
  Florida Portfolio                                       .42%
  Massachusetts Portfolio                                 .32%

* Fees are stated net of waivers and/or reimbursements for each Portfolio except the General and California Portfolios of Alliance Municipal Trust. See the "Annual Portfolio Operating Expenses" table at the beginning of the Prospectus for more information about fee waivers.

      Pursuant to the Advisory Agreement, unless changed by a vote of the Fund's shareholders, the Adviser will reimburse each Portfolio to the extent that the Portfolio's aggregate operating expenses exceed 1% of its average daily net assets for any fiscal year.

      Alliance makes significant payments from its own resources, which may include the management fees paid by the Portfolios, to compensate your broker-dealer, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of the Portfolio's shares, including paying for the preparation, printing, and distribution of prospectuses and sales literature or other promotional activities.

--------------------------------------------------------------------------------
                      HOW THE PORTFOLIOS VALUE THEIR SHARES
--------------------------------------------------------------------------------

      Each of the Portfolio's net asset value, or NAV, which is the price at which shares of the Portfolios are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated at 12:00 Noon and 4:00 p.m., Eastern time, on each Portfolio business day (i.e., each weekday exclusive of days the New York Stock Exchange or the banks in Massachusetts are closed).

      To calculate NAV, a Portfolio's assets are valued and totaled, liabilities subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Other

      Each Portfolio has two transaction times each Portfolio business day, 12:00 Noon and 4:00 p.m., Eastern time. Investments receive the full dividend for a day if Federal funds or bank wire monies are received by State Street Bank before 4:00 p.m., Eastern time, on that day.

      Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 p.m., Eastern time. Redemption proceeds are wired or mailed the same day or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS, AND TAXES
--------------------------------------------------------------------------------

      Each Portfolio's net income is calculated at 4:00 p.m., Eastern time, each business day and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account. These additional shares are entitled to dividends on following days resulting in compounding growth of income. Each Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. A Portfolio's dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income.

      Each year shortly after December 31, the Portfolios will send you tax information stating the amount and type of all of their distributions for the year.

Alliance Money Reserves, Alliance Government
Reserves and Alliance Treasury Reserves

      For Federal income tax purposes, any capital gains distributions may be taxable to you as capital gains. Each Portfolio's distributions may be subject to certain state and local taxes.

Alliance Municipal Trust

      Distributions to you out of tax-exempt interest income earned by each Portfolio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT.

      Each investor should consult his or her own tax advisor to determine the tax status, with regard to his or her tax situation, of distributions from the Portfolios.

      For each Portfolio, except the New York and Connecticut Portfolios, distributions out of income earned from U.S. Government securities will be exempt from state personal income or other state tax as described below.

      New York Portfolio. Distributions to residents of New York out of income earned by AMT-NY from New York municipal securities are exempt from New York state and New York City personal income taxes.

      California Portfolio. Distributions to residents of California out of income earned by AMT-CA from California municipal securities are exempt from California personal income taxes.

      Virginia Portfolio. Distributions to residents of Virginia out of income earned by AMT-VA from Virginia municipal securities are exempt from Virginia individual, estate, trust, or corporate income tax.

      Florida Portfolio. Dividends paid by AMT-FL to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that AMT-FL shares will qualify for exemption from the Florida intangible tax. In order to so qualify, AMT-FL must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by AMT-FL to corporate shareholders will be subject to Florida corporate income tax.

      Massachusetts Portfolio. Distributions to residents of Massachusetts out of interest earned by AMT-MA from Massachusetts municipal securities are exempt from Massachusetts state personal income taxes.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

      The Portfolios have adopted a plan under Securities and Exchange Commission Rule 12b-1 that allows the Portfolios to pay asset-based sales charges or distribution and service fees in connection with the distribution of their shares. The Portfolios pay these fees in the amount of 0.25% as a percent of aggregate average daily net assets. Because these fees are paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights table is intended to help you understand a Portfolio's financial performance for the past five years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial information for a single Portfolio share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming investment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Portfolios' independent accountants for the fiscal year ended June 30, 2000, and by other independent accountants for years prior to June 30, 2000. The report of PricewaterhouseCoopers LLP, along with the Portfolios' financial statements, appears in the Portfolios' Annual Reports, which are available upon request.

                                                              Alliance Money Reserves-Year Ended June 30
                                                          --------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                          ------     ------     ------     ------     ------
Net asset value, beginning of period ..................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                          ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) .............................     .049       .043       .047       .045       .047
                                                          ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ..................    (.049)     (.043)     (.047)     (.045)     (.047)
                                                          ------     ------     ------     ------     ------
Net asset value, end of period ........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                          ======     ======     ======     ======     ======
Total Return
Total investment return based on net asset value (b) ..     4.98%      4.39%      4.83%      4.64%      4.81%

Ratios/Supplemental Data
Net assets, end of year (in millions) .................   $1,182     $1,407     $1,166     $1,011     $  755
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%      1.00%      1.00%      1.00%      1.00%
   Expenses, before waivers and reimbursements ........     1.01%      1.02%      1.02%      1.06%      1.00%
   Net investment income (a) ..........................     4.90%      4.28%      4.72%      4.55%      4.80%

                                                                Alliance Government Reserves-Year Ended June 30
                                                          -----------------------------------------------------------
                                                           2000          1999          1998          1997       1996
                                                          ------        ------        ------        ------     ------
Net asset value, beginning of period ..................   $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                                          ------        ------        ------        ------     ------
Income from Investment Operations
Net investment income .................................     .047(a)       .042(a)       .046(a)       .044       .046(a)
                                                          ------        ------        ------        ------     ------
Less: Dividends
Dividends from net investment income ..................    (.047)        (.042)        (.046)        (.044)     (.046)
                                                          ------        ------        ------        ------     ------
Net asset value, end of period ........................   $ 1.00        $ 1.00        $ 1.00        $ 1.00     $ 1.00
                                                          ======        ======        ======        ======     ======
Total Return
Total investment return based on net asset value (b) ..     4.82%         4.27%         4.74%         4.53%      4.72%

Ratios/Supplemental Data
Net assets, end of period (in millions) ...............   $5,867        $5,583        $4,909        $3,762     $3,205
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%         1.00%         1.00%         1.00%      1.00%
   Expenses, before waivers and reimbursements ........     1.03%         1.02%         1.01%         1.00%      1.01%
   Net investment income ..............................     4.74%(a)      4.18%(a)      4.63%(a)      4.44%      4.60%(a)

                                                                 General Portfolio-Year Ended June 30
                                                          --------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                          ------     ------     ------     ------     ------
Net asset value, beginning of period ..................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                          ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income .................................     .029       .024       .028       .028       .029
                                                          ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ..................    (.029)     (.024)     (.028)     (.028)     (.029)
                                                          ------     ------     ------     ------     ------
Net asset value, end of period ........................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                          ======     ======     ======     ======     ======
Total Return
Total investment return based on net asset value (b) ..     2.89%      2.42%      2.85%      2.81%      2.93%

Ratios/Supplemental Data
Net assets, end of period (in millions) ...............   $1,209     $1,168     $1,196     $  980     $1,148
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........     1.00%      1.00%       .98%       .94%       .95%
   Expenses, before waivers and reimbursements ........     1.00%      1.00%       .98%       .94%       .95%
   Net investment income ..............................     2.87%      2.38%      2.81%      2.76%      2.90%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                                      New York Portfolio-Year Ended June 30
                                                          ------------------------------------------------------------
                                                            2000         1999         1998         1997         1996
                                                          --------     --------     --------     --------     --------
Net asset value, beginning of period ..................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ------       ------       ------       ------       ------
Income from Investment Operations
Net investment income (a) .............................       .027         .022         .027         .027         .028
                                                            ------       ------       ------       ------       ------
Less: Dividends
Dividends from net investment income ..................      (.027)       (.022)       (.027)       (.027)       (.028)
                                                            ------       ------       ------       ------       ------
Net asset value, end of period ........................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset value (b) ..       2.69%        2.24%        2.74%        2.77%        2.87%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............   $730,769     $584,231     $520,562     $355,461     $330,984
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........       1.00%        1.00%         .93%         .85%         .85%
   Expenses, before waivers and reimbursements ........       1.02%        1.04%        1.01%        1.04%        1.03%
   Net investment income (a) ..........................       2.67%        2.21%        2.69%        2.73%        2.82%

                                                                     California Portfolio-Year Ended June 30
                                                          ------------------------------------------------------------
                                                            2000         1999         1998         1997         1996
                                                          --------     --------     --------     --------     --------
Net asset value, beginning of period ..................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ------       ------       ------       ------       ------
Income from Investment Operations
Net investment income .................................       .024         .022         .027(a)      .027(a)      .029(a)
                                                            ------       ------       ------       ------       ------
Less: Dividends
Dividends from net investment income ..................      (.024)       (.022)       (.027)       (.027)       (.029)
                                                            ------       ------       ------       ------       ------
Net asset value, end of period ........................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset value (b) ..       2.39%        2.20%        2.74%        2.76%        2.91%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............   $931,993     $655,644     $422,464     $357,148     $297,862
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........        .97%         .98%         .96%         .93%         .93%
   Expenses, before waivers and reimbursements ........        .97%         .98%         .97%         .96%         .94%
   Net investment income ..............................       2.38%        2.18%        2.71%(a)     2.73%(a)     2.86%(a)

                                                                     Virginia Portfolio-Year Ended June 30
                                                          ------------------------------------------------------------
                                                            2000         1999         1998         1997         1996
                                                          --------     --------     --------     --------     --------
Net asset value, beginning of period ..................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ------       ------       ------       ------       ------
Income from Investment Operations
Net investment income (a) .............................       .028         .023         .029         .028         .029
                                                            ------       ------       ------       ------       ------
Less: Distributions
Dividends from net investment income ..................      (.028)       (.023)       (.029)       (.028)       (.029)
                                                            ------       ------       ------       ------       ------
Net asset value, end of period ........................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset value (b) ..       2.84%        2.34%        2.90%        2.83%        2.97%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............   $131,928     $113,932     $123,822     $ 78,775     $ 89,557
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........       1.00%        1.00%         .93%         .80%         .78%
   Expenses, before waivers and reimbursements ........       1.07%        1.07%        1.03%        1.15%        1.15%
   Net investment income (a) ..........................       2.81%        2.34%        2.86%        2.78%        2.91%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

                                                                                                               July 28,
                                                                Florida Portfolio-Year Ended June 30           1995 (a)
                                                          -----------------------------------------------      through
                                                            2000         1999         1998         1997     June 30, 1996
                                                          --------     --------     --------     --------   -------------
Net asset value, beginning of period ..................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ------       ------       ------       ------       ------
Income from Investment Operations
Net investment income (b) .............................       .028         .024         .028         .030         .030
                                                            ------       ------       ------       ------       ------
Less: Dividends
Dividends from net investment income ..................      (.028)       (.024)       (.028)       (.030)       (.030)
                                                            ------       ------       ------       ------       ------
Net asset value, end of period ........................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                            ======       ======       ======       ======       ======
Total Return
Total investment return based on net asset value (c) ..       2.82%        2.41%        2.87%        3.03%        3.07%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............   $203,730     $136,916     $113,095      $89,149      $91,179
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........       1.00%        1.00%         .93%         .65%         .58%(d)
   Expenses, before waivers and reimbursements ........       1.08%        1.08%        1.06%        1.10%        1.24%(d)
   Net investment income (b) ..........................       2.79%        2.36%        2.82%        2.97%        3.12%(d)

                                                                                                              April 17,
                                                          Massachusetts Portfolio-Year Ended June 30           1997 (a)
                                                          ------------------------------------------           through
                                                             2000            1999            1998           June 30, 1997
                                                           -------         -------         -------          -------------
Net asset value, beginning of period ..................    $  1.00         $  1.00         $  1.00             $  1.00
                                                           -------         -------         -------             -------
Income from Investment Operations
Net investment income (b) .............................       .027            .023            .028                .007
                                                           -------         -------         -------             -------
Less: Distributions
Dividends from net investment income ..................      (.027)          (.023)          (.028)              (.007)
                                                           -------         -------         -------             -------
Net asset value, end of period ........................    $  1.00         $  1.00         $  1.00             $  1.00
                                                           =======         =======         =======             =======
Total Return
Total investment return based on net asset value (c) ..       2.73%           2.31%           2.83%               0.72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............    $82,813         $50,480         $27,832             $15,046
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements ........       1.00%           1.00%            .85%                .50%(d)
   Expenses, before waivers and reimbursements ........       1.18%           1.47%           1.37%               2.99%(d)
   Net investment income (b) ..........................       2.75%           2.26%           2.80%               3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by Alliance.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

For more information about the Portfolios, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Portfolios' investments.

o Statement of Additional Information (SAI)

The Portfolios have SAIs, which contain more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request free copies of current annual/semi-annual reports or SAIs, or make inquires concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting Alliance:

By mail:             c/o Alliance Fund Services, Inc.
                     P.O. Box 1520, Secaucus,
                     New Jersey 07096

By phone:            For Information and Literature:
                     (800) 824-1916

Or you may view or obtain these documents from the Securities and Exchange
Commission:

o Call the Commission at (202) 942-8090 for information on the operation on the Public Reference Room

o Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

On the Internet:   www.sec.gov

File Nos. 811-2835 (AMR); 811-2888 (AGR); 811-3586 (AMT)

Purchases

By Sweep. Your Robertson Stephens brokerage account will be coded to sweep cash balances into shares of the Portfolio you have selected. There is a $1,000 minimum initial investment for all Portfolios. Free credit balances arising in your account from check deposits, dividend payments, interest payments and other credits will be invested in the selected Portfolio on the business day after posting. Free credit balances arising from the sale of securities will be invested into the selected Portfolio on the business day following settlement. Sufficient monies to pay for security purchases that have not yet settled will be held back and not invested in the Portfolio.

By Check. Mail or deliver your check payable to Robertson Stephens Inc. to your Account Manager who will deposit it into your account. Please indicate your account number on the check.

Redemptions

By Contacting your Account Manager. Instruct your Account Manager to order a withdrawal from your Fund account to purchase securities or to make payment to you with a Robertson Stephens check.

By Sweep. A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals or debits posted to the brokerage account.

--------------------------------------------------------------------------------
Table Of Contents

RISK/RETURN SUMMARY.......................................................   2

FEES AND EXPENSES OF THE PORTFOLIOS.......................................   7

OTHER INFORMATION ABOUT THE
PORTFOLIOS' OBJECTIVES, STRATEGIES,
AND RISKS.................................................................   7

   Investment Objectives and Strategies...................................   7

   Alliance Money Reserves................................................   7

   Alliance Government Reserves...........................................   8

   Alliance Municipal Trust...............................................   8

   Risk Considerations....................................................   9

MANAGEMENT OF THE PORTFOLIOS..............................................  10

HOW THE PORTFOLIOS VALUE THEIR
SHARES....................................................................  11

DIVIDENDS, DISTRIBUTIONS, AND TAXES.......................................  11

DISTRIBUTION ARRANGEMENTS.................................................  12

FINANCIAL HIGHLIGHTS......................................................  12
--------------------------------------------------------------------------------